DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2014
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.          DISCONTINUED OPERATIONS

Effective March 1, 2014, the Company completed the sale of certain of its Enbridge Offshore Pipelines assets located within the Stingray corridor to an unrelated third party for cash proceeds of $11 million (US$10 million), subject to working capital adjustments. The gain of $70 million (US$63 million), which resulted from the cash proceeds and the disposition of net liabilities held for sale of $59 million (US$53 million), is presented as Earnings from discontinued operations. The results of operations, including revenues of $4 million and related cash flows, have also been presented as discontinued operations for the six months ended June 30, 2014. These amounts are included within the Gas Pipelines, Processing and Energy Services segment.